Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of estimated useful lives of property, plant and equipment
Buildings	45 years
Machinery and equipment	5 to 15 years
Vehicles	5 years
Office equipment and furniture	3 to 10 years